NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	May 01, 2006	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Subsidiaries	Jun. 30, 2012	Dec. 31, 2012 Subsidiaries	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	May 31, 2011
Accounting Policies [Abstract]
Ownership percentage owned by Omagine and JOL		60.00%		60.00%		60.00%		60.00%	60.00%	100.00%
Number of wholly owned subsidiaries dissolved whose businesses were discontinued				2		2
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000							$ 1,004,666	$ 1,004,666
Stock option expense				713,466	880,538	1,761,076	92,498	2,213,549	2,927,015
Aggregate stock-based compensation expense				930,039	975,038
Amount in Oman bank account not covered by FDIC insurance		$ 33,200		$ 33,200		$ 36,000		$ 36,000	$ 33,200